FVIT P2 09/18

SUPPLEMENT DATED SEPTEMBER 19, 2018

TO THE PROSPECTUS DATED MARCH 1, 2018

OF

FRANKLIN VALUE INVESTORS TRUST

Franklin Balance Sheet Investment Fund

The prospectus is amended as follows:

I.  The “Fund Summaries – Franklin Balance Sheet Investment Fund – Portfolio Managers” section on page 8 of the prospectus is replaced with the following:

Portfolio Manager

Grace Hoefig

Vice President of Advisory Services and portfolio manager of the Fund since 2012.

II.  The following replaces the fourth through eighth paragraphs on page 41 in the “Fund Details – Management” section of the prospectus:

Bruce C. Baughman, CPA   Senior Vice President of Advisory Services

Mr. Baughman has been lead portfolio manager of the MicroCap Value Fund since inception. He joined Franklin Templeton Investments in 1988.

Grace Hoefig   Vice President of Advisory Services

Ms. Hoefig has been a lead portfolio manager of the Balance Sheet Fund since 2012. She joined Franklin Templeton Investments in 2008.

Christopher Meeker, CFA   Portfolio Manager of Advisory Services

Mr. Meeker has been a portfolio manager of the Small Cap Value Fund since 2015. He joined Franklin Templeton Investments in 2012.

Steven B. Raineri   Vice President of Advisory Services

Mr. Raineri has been a lead portfolio manager of the Small Cap Value Fund since 2012. He joined Franklin Templeton Investments in 2005.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

III.  The following replaces the information in the “Balance Sheet Fund” section on page 42 in the “Fund Details – Management” section of the prospectus:

Balance Sheet Fund

Grace Hoefig. Ms. Hoefig has primary responsibility for the investments of the Fund. She has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

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